Employee benefits (Tables)	6 Months Ended
Jun. 30, 2019
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations
The total net employee benefit obligations as at June 30, 2019 is as follows:

€m
Balance as of January 1, 2019	200.6
Service cost	2.9
Net interest expense	1.9
Actuarial loss on pension scheme valuations	31.0
Benefits paid	(3.4)
Foreign exchange differences on translation	(1.9)
Balance as of June 30, 2019	231.1